STAFF RETIREMENT PLANS	12 Months Ended
Mar. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
15.	Staff Retirement Plans

The Group operates a Mandatory Provident Fund ("MPF") scheme for all qualifying employees in Hong Kong. The MPF is defined contribution scheme and the assets of the scheme is managed by a trustee independent to the Group.

The MPF are available to all employees aged 18 to 64 with at least 60 days of service under the employment of the Group in Hong Kong. Contributions are made by the Group at 5% based on the staff's relevant income.

The Group's full time employees in China participate in a government-mandated multiemployer defined contribution plan pursuant to which certain medical care unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The China labor regulations require the Group to accrue for these benefits based on certain percentages of the employees' salaries. No forfeited contributions may be used by the employer to reduce the existing level of contributions.

The cost of the Group's contribution to the staff retirement plans in Hong Kong and China amounted to $160, $126 and $150 for the years ended March 31, 2010, 2011 and 2012, respectively.